united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Andrew Rogers, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 06/30/2017

Item 1. Reports to Stockholders.

Institutional Short Duration

Government Bond Fund

TWSGX

Semi-Annual Report

June 30, 2017

Advised by:
TransWestern Capital Advisors, LLC
155 S. Madison St., Suite 210
Denver, CO 80209
(303) 864-1213

Subadvised by:
Loomis, Sayles & Company, L.P.
One Financial Center
Boston, MA 02111

Tel. (855) 881-2380

www.TransWesternFunds.com

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO REVIEW
June 30, 2017 (Unaudited)

The Fund’s performance figures* for the periods ended June 30, 2017, compared to its benchmarks:

			Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception **
TransWestern Institutional Short Duration Government Bond Fund	0.86%	0.13%	1.02%	1.40%
Barclays Capital Mortgage Backed Securities Index ***	1.35%	-0.06%	2.00%	2.76%
Barclays Capital Short Treasury Index ****	0.30%	0.48%	0.26%	0.24%
Blended Benchmark Index *****	0.82%	0.22%	1.13%	1.50%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. Per the fee table in the Fund’s April 30, 2016 prospectus, the total annual operating expenses are 0.67% before fee waivers. For performance information current to the most recent month-end, please call 1-855-881-2380.

**	Inception date is January 3, 2011.

***	The Barclays Capital Mortgage Backed Securities Index measures the performance of investment grade fixed-rate mortgage-backed pass through securities of Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Investors cannot invest directly in an index.

****	The Barclays Capital Short Treasury Index measures the performance of United States Treasury Securities with a remaining maturity between 1 to 12 months. The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Investors cannot invest directly in an index.

*****	The Blended Benchmark Index represents a blend of 50% Barclays Capital Short Treasury Index and 50% Barclays Capital Mortgage Backed Securities Index. The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Investors cannot invest directly in an index.

Portfolio Composition as of June 30, 2017

Holdings By Investment Type	% of Net Assets
U.S. Government Agencies	90.1%
U.S. Treasury Notes	3.7%
Short-Term Investments and Other Assets less Liabilities	6.2%
100.0%

Please refer to the Portfolio of Investments in this Financial Report for a detailed analysis of the Fund’s holdings.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
June 30, 2017 (Unaudited)

Principal
Amount ($)		Coupon Rate (%)	Maturity	Market Value
	U.S. GOVERNMENT AGENCIES - 90.1%
	FEDERAL HOME LOAN MORTGAGE CORP. - 22.4% (a)
$1,161,248	Freddie Mac Gold Pool	3.5000	5/1/2043	$1,201,065
1,367,631	Freddie Mac Gold Pool	3.5000	7/1/2043	1,411,490
288,815	Freddie Mac Gold Pool	4.0000	2/1/2044	306,552
334,394	Freddie Mac Gold Pool	5.0000	5/1/2041	365,021
1,212,837	Freddie Mac Multifamily Structured Pass Through Certificates (b,c)	1.5461	11/25/2021	1,213,678
1,623,237	Freddie Mac Multifamily Structured Pass Through Certificates (b,c)	1.6450	1/25/2023	1,630,369
3,424,822	Freddie Mac Multifamily Structured Pass Through Certificates (b,c)	1.6950	9/25/2022	3,435,789
1,700,000	Freddie Mac Multifamily Structured Pass Through Certificates (b,c)	1.6950	11/25/2022	1,708,658
3,868,278	Freddie Mac Multifamily Structured Pass Through Certificates (b,c)	1.8661	9/25/2025	3,889,555
6,123,000	Freddie Mac Multifamily Structured Pass Through Certificates (c)	1.8690	11/25/2019	6,140,222
2,131,434	Freddie Mac Multifamily Structured Pass Through Certificates (c)	2.1300	1/25/2019	2,145,481
537,807	Freddie Mac Multifamily Structured Pass Through Certificates (c)	2.3230	10/25/2018	542,260
209,705	Freddie Mac Multifamily Structured Pass Through Certificates (c)	2.4120	8/25/2018	211,226
283,921	Freddie Mac Multifamily Structured Pass Through Certificates (c)	2.6660	5/25/2023	290,346
489,121	Freddie Mac Multifamily Structured Pass Through Certificates (c)	2.6990	5/25/2018	493,051
3,700,000	Freddie Mac Multifamily Structured Pass Through Certificates (c)	2.7700	5/25/2025	3,725,279
994,601	Freddie Mac Multifamily Structured Pass Through Certificates (c)	3.1540	2/25/2018	1,001,763
4,300,000	Freddie Mac Multifamily Structured Pass Through Certificates (b,c)	3.2240	3/25/2027	4,437,763
2,800,000	Freddie Mac Multifamily Structured Pass Through Certificates (b,c)	3.3290	5/25/2025	2,935,691
538,000	Freddie Mac Multifamily Structured Pass Through Certificates (b,c)	3.9740	1/25/2021	572,780
1,038,000	Freddie Mac Multifamily Structured Pass Through Certificates (c)	3.9890	6/25/2021	1,101,271
256,286	Freddie Mac Non Gold Pool (b)	2.7250	11/1/2033	272,357
2,278,611	Freddie Mac Non Gold Pool (b)	2.7550	8/1/2033	2,403,491
44,215	Freddie Mac Non Gold Pool (b)	2.8490	1/1/2023	45,098
3,882,776	Freddie Mac Non Gold Pool (b)	2.8520	9/1/2038	4,100,030
296,852	Freddie Mac Non Gold Pool (b)	2.8810	1/1/2035	313,560
334,154	Freddie Mac Non Gold Pool (b)	2.8810	2/1/2036	352,532
161,454	Freddie Mac Non Gold Pool (b)	2.8880	9/1/2038	170,003
110,957	Freddie Mac Non Gold Pool (b)	2.9240	4/1/2036	114,704
534,131	Freddie Mac Non Gold Pool (b)	2.9280	1/1/2033	565,383
445,940	Freddie Mac Non Gold Pool (b)	2.9530	2/1/2036	469,087
318,311	Freddie Mac Non Gold Pool (b)	2.9660	9/1/2038	333,950
1,442,756	Freddie Mac Non Gold Pool (b)	3.0050	3/1/2037	1,518,721
323,810	Freddie Mac Non Gold Pool (b)	3.0150	9/1/2035	343,686
1,106,944	Freddie Mac Non Gold Pool (b)	3.0790	11/1/2036	1,173,747
313,237	Freddie Mac Non Gold Pool (b)	3.0820	3/1/2036	330,502
59,590	Freddie Mac Non Gold Pool (b)	3.1050	12/1/2037	61,773
472,647	Freddie Mac Non Gold Pool (b)	3.1070	2/1/2035	498,146
99,564	Freddie Mac Non Gold Pool (b)	3.1230	6/1/2037	102,852
513,986	Freddie Mac Non Gold Pool (b)	3.1400	11/1/2036	539,749
832,640	Freddie Mac Non Gold Pool (b)	3.1750	5/1/2036	884,129
430,697	Freddie Mac Non Gold Pool (b)	3.2050	11/1/2038	456,202
474,041	Freddie Mac Non Gold Pool (b)	3.3520	1/1/2035	498,414
37,233	Freddie Mac Non Gold Pool (b)	3.4410	7/1/2024	38,692
214,557	Freddie Mac Non Gold Pool (b)	3.5090	11/1/2038	227,569
459,249	Freddie Mac Non Gold Pool (b)	3.5210	6/1/2034	486,603
52,395	Freddie Mac Non Gold Pool (b)	3.5350	5/1/2037	53,838
331,953	Freddie Mac Non Gold Pool (b)	3.5370	4/1/2037	351,932
3,278,390	Freddie Mac Non Gold Pool (b)	3.5830	3/1/2038	3,485,604

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
June 30, 2017 (Unaudited) (Continued)

Principal
Amount ($)		Coupon Rate (%)	Maturity	Market Value
	U.S. GOVERNMENT AGENCIES - 90.1%
	FEDERAL HOME LOAN MORTGAGE CORP. - 22.4% (a)(continued)
$256,421	Freddie Mac Non Gold Pool (b)	3.5880	4/1/2037	$271,043
1,251,660	Freddie Mac Non Gold Pool (b)	3.6450	9/1/2041	1,313,321
193,032	Freddie Mac Non Gold Pool (b)	3.8880	3/1/2037	205,149
90,999	Freddie Mac Non Gold Pool (b)	5.7750	6/1/2020	93,329
140,799	Freddie Mac Non Gold Pool (b)	5.9030	8/1/2020	145,250
74,113	Freddie Mac Non Gold Pool (b)	5.9280	10/1/2020	76,522
105,455	Freddie Mac Non Gold Pool (b)	5.9520	11/1/2020	109,115
91	Freddie Mac REMICS (b,c)	1.3089	4/15/2018	90
22,724	Freddie Mac REMICS (b,c)	1.5489	8/15/2035	22,535
254,827	Freddie Mac REMICS (b,c)	1.5589	11/15/2032	257,759
32,811	Freddie Mac REMICS (b,c)	1.5589	1/15/2033	32,501
22,382	Freddie Mac REMICS (b,c)	1.6589	3/15/2032	22,278
138,344	Freddie Mac REMICS (b,c)	1.9089	12/15/2032	141,043
46,788	Freddie Mac REMICS (b,c)	2.1089	12/15/2031	47,053
81,832	Freddie Mac REMICS (b,c)	2.1589	3/15/2032	83,364
369,616	Freddie Mac REMICS (c)	3.1005	6/15/2048	353,688
165,974	Freddie Mac REMICS (c)	4.0000	2/15/2020	168,676
198,290	Freddie Mac REMICS (c)	4.0000	4/15/2041	207,983
654,595	Freddie Mac REMICS (c)	4.2180	12/15/2036	691,453
46,744	Freddie Mac REMICS (c)	4.2500	3/15/2034	50,024
134,294	Freddie Mac REMICS (c)	4.5000	2/15/2020	136,722
74,413	Freddie Mac REMICS (c)	4.5000	8/15/2034	75,718
18,524	Freddie Mac REMICS (c)	5.0000	2/15/2018	18,586
153,783	Freddie Mac REMICS (c)	5.0000	10/15/2019	157,142
1,175,849	Freddie Mac REMICS (c)	5.0000	12/15/2024	1,262,388
129,046	Freddie Mac REMICS (c)	5.0000	1/15/2026	139,342
1,004,983	Freddie Mac REMICS (c)	5.0000	9/15/2035	1,099,968
13,563	Freddie Mac REMICS (c)	5.5000	7/15/2033	13,639
675,503	Freddie Mac REMICS (c)	5.5000	5/15/2035	753,563
1,270,561	Freddie Mac REMICS (c)	5.5000	2/15/2038	1,362,605
119,638	Freddie Mac REMICS (c)	6.0000	3/15/2029	129,229
277,067	Freddie Mac REMICS (c)	6.5000	12/15/2023	298,808
169,545	Freddie Mac REMICS (c)	6.5000	12/15/2028	190,619
				68,882,169
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 31.2% (a)
146,050	Fannie Mae Pool (b)	1.9320	4/1/2034	148,432
83,303	Fannie Mae Pool (b)	1.9320	9/1/2044	84,636
19,993	Fannie Mae Pool (b)	2.4350	2/1/2020	20,359
28,933	Fannie Mae Pool (b)	2.5800	11/1/2035	30,130
3,400	Fannie Mae Pool (b)	2.6400	3/1/2033	3,520
189,421	Fannie Mae Pool (b)	2.7030	9/1/2035	200,091
985,489	Fannie Mae Pool (b)	2.7340	11/1/2033	1,038,979
2,497	Fannie Mae Pool (b)	2.7350	1/1/2019	2,506
84,756	Fannie Mae Pool (b)	2.7680	9/1/2036	89,157
422,239	Fannie Mae Pool (b)	2.7880	8/1/2035	446,886
83,537	Fannie Mae Pool (b)	2.7890	2/1/2036	86,850
1,749,947	Fannie Mae Pool (b)	2.8060	9/1/2037	1,853,679
309,810	Fannie Mae Pool (b)	2.8360	8/1/2035	322,180
326,269	Fannie Mae Pool (b)	2.8370	9/1/2034	342,346

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
June 30, 2017 (Unaudited) (Continued)

Principal
Amount ($)		Coupon Rate (%)	Maturity	Market Value
	U.S. GOVERNMENT AGENCIES - 90.1%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 31.2% (a)(continued)
$399,285	Fannie Mae Pool (b)	2.8400	8/1/2035	$422,218
719,028	Fannie Mae Pool (b)	2.8530	1/1/2036	760,017
430,573	Fannie Mae Pool (b)	2.8560	10/1/2033	452,300
69,143	Fannie Mae Pool (b)	2.8570	6/1/2036	72,607
112,518	Fannie Mae Pool (b)	2.8750	5/1/2032	115,047
293,440	Fannie Mae Pool (b)	2.8610	1/1/2035	304,907
79,468	Fannie Mae Pool (b)	2.8930	1/1/2036	83,721
158,587	Fannie Mae Pool (b)	2.9030	7/1/2035	164,529
65,234	Fannie Mae Pool (b)	2.9190	5/1/2032	67,790
880,958	Fannie Mae Pool (b)	2.9310	1/1/2035	930,182
10,104,151	Fannie Mae Pool (b)	2.9600	12/1/2040	10,618,469
1,763,789	Fannie Mae Pool (b)	2.9800	10/1/2034	1,856,005
73,687	Fannie Mae Pool (b)	2.9810	5/1/2035	77,405
460,379	Fannie Mae Pool (b)	2.9980	7/1/2035	493,683
1,018,701	Fannie Mae Pool	3.0000	1/1/2043	1,020,495
2,744,165	Fannie Mae Pool	3.0000	3/1/2043	2,749,014
63,455	Fannie Mae Pool (b)	3.0040	9/1/2036	67,211
240,814	Fannie Mae Pool (b)	3.0060	8/1/2035	254,912
416,683	Fannie Mae Pool (b)	3.0110	4/1/2033	436,862
235,877	Fannie Mae Pool (b)	3.0120	10/1/2036	249,779
1,072,881	Fannie Mae Pool (b)	3.0240	10/1/2036	1,137,335
86,348	Fannie Mae Pool (b)	3.0240	8/1/2033	91,294
35,239	Fannie Mae Pool (b)	3.0340	7/1/2033	36,480
322,192	Fannie Mae Pool (b)	3.0650	4/1/2034	339,579
218,704	Fannie Mae Pool (b)	3.1020	5/1/2035	232,542
140,928	Fannie Mae Pool (b)	3.1050	8/1/2036	149,795
594,696	Fannie Mae Pool (b)	3.1080	2/1/2036	624,728
860,772	Fannie Mae Pool (b)	3.1580	4/1/2037	906,034
188,256	Fannie Mae Pool (b)	3.1660	8/1/2038	195,512
27,349	Fannie Mae Pool (b)	3.1660	8/1/2039	29,130
849,557	Fannie Mae Pool (b)	3.1820	7/1/2035	894,640
11,148	Fannie Mae Pool (b)	3.2000	11/1/2029	11,282
256,462	Fannie Mae Pool (b)	3.2170	7/1/2041	267,445
511,681	Fannie Mae Pool (b)	3.2250	8/1/2036	542,116
253,849	Fannie Mae Pool (b)	3.2270	11/1/2036	268,251
459,161	Fannie Mae Pool (b)	3.2500	10/1/2033	484,425
63,446	Fannie Mae Pool (b)	3.2650	1/1/2030	63,876
83,336	Fannie Mae Pool (b)	3.2700	5/1/2031	83,929
236,866	Fannie Mae Pool (b)	3.2750	6/1/2037	251,093
1,849,516	Fannie Mae Pool (b)	3.2850	10/1/2041	1,944,503
376,509	Fannie Mae Pool (b)	3.2870	6/1/2033	397,745
520,118	Fannie Mae Pool (b)	3.3440	10/1/2036	553,647
1,392,760	Fannie Mae Pool (b)	3.3760	7/1/2038	1,460,106
965,260	Fannie Mae Pool (b)	3.3770	4/1/2037	1,012,511
271,023	Fannie Mae Pool (b)	3.3950	7/1/2037	287,536
545,377	Fannie Mae Pool (b)	3.4250	12/1/2041	573,684
72,936	Fannie Mae Pool (b)	3.4310	1/1/2037	77,220
115,445	Fannie Mae Pool (b)	3.4350	12/1/2039	121,991
352,926	Fannie Mae Pool (b)	3.4510	9/1/2037	371,225

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
June 30, 2017 (Unaudited) (Continued)

Principal
Amount ($)		Coupon Rate (%)	Maturity	Market Value
	U.S. GOVERNMENT AGENCIES - 90.1%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 31.2% (a)(continued)
$57,670	Fannie Mae Pool (b)	3.4580	2/1/2025	$58,521
13,962,650	Fannie Mae Pool	3.5000	7/1/2046	14,353,765
2,183,658	Fannie Mae Pool	3.5000	12/1/2042	2,254,939
1,505,513	Fannie Mae Pool	3.5000	4/1/2043	1,554,480
1,780,107	Fannie Mae Pool	3.5000	6/1/2042	1,838,003
387,473	Fannie Mae Pool	3.5000	7/1/2037	400,037
1,233,761	Fannie Mae Pool	3.5000	7/1/2042	1,273,798
7,687,526	Fannie Mae Pool	3.5000	9/1/2042	7,938,438
1,804,984	Fannie Mae Pool	3.5000	9/1/2042	1,863,589
1,003,464	Fannie Mae Pool (b)	3.5020	7/1/2037	1,064,784
53,490	Fannie Mae Pool (b)	3.5110	2/1/2023	54,254
2,450,740	Fannie Mae Pool (b)	3.5370	3/1/2037	2,587,450
119,673	Fannie Mae Pool (b)	3.5500	3/1/2034	126,400
2,698,246	Fannie Mae Pool (b)	3.5770	3/1/2037	2,869,466
78,304	Fannie Mae Pool (b)	3.6250	9/1/2033	78,942
661,841	Fannie Mae Pool (b)	3.6710	1/1/2036	696,383
101,828	Fannie Mae Pool (b)	3.9620	11/1/2035	108,345
25,653	Fannie Mae Pool (b)	3.9960	7/1/2029	26,278
1,696,196	Fannie Mae Pool	4.0000	11/1/2042	1,798,337
720,951	Fannie Mae Pool	4.0000	4/1/2043	764,714
149,799	Fannie Mae Pool (b)	4.3410	6/1/2035	158,243
107,145	Fannie Mae Pool	5.0000	6/1/2040	117,192
181,897	Fannie Mae Pool	5.0000	7/1/2035	199,729
141,221	Fannie Mae Pool	5.0000	7/1/2037	155,003
215,834	Fannie Mae Pool	5.5000	11/1/2023	228,265
14,412	Fannie Mae Pool	5.5000	7/1/2037	16,092
41,538	Fannie Mae Pool (b)	5.6160	1/1/2038	41,353
336,237	Fannie Mae Pool	6.0000	4/1/2033	388,231
18,762	Fannie Mae REMICS (b,c)	1.4594	11/17/2029	18,625
9,486	Fannie Mae REMICS (b,c)	1.5161	5/25/2033	9,364
771,093	Fannie Mae REMICS (b,c)	1.7594	12/18/2030	781,520
528,897	Fannie Mae REMICS (b,c)	1.7594	12/18/2030	536,049
109,939	Fannie Mae REMICS (b,c)	1.7661	4/25/2032	110,289
242,566	Fannie Mae REMICS (b,c)	1.8161	12/25/2032	246,083
28,137	Fannie Mae REMICS (b,c)	2.1161	5/25/2022	28,143
201,113	Fannie Mae REMICS (b,c)	2.2161	8/25/2031	205,570
485,407	Fannie Mae REMICS (b,c)	2.2161	6/25/2043	482,992
260,657	Fannie Mae REMICS (b,c)	3.4182	8/25/2038	276,210
23,362	Fannie Mae REMICS (c)	4.0000	1/25/2019	23,585
48,246	Fannie Mae REMICS (c)	5.0000	5/25/2023	49,585
43,827	Fannie Mae REMICS (c)	5.0000	11/25/2032	46,420
37,278	Fannie Mae REMICS (c)	5.0000	1/25/2034	37,300
50,547	Fannie Mae REMICS (c)	5.0000	4/25/2034	50,963
1,036,629	Fannie Mae REMICS (c)	5.0000	6/25/2040	1,145,895
481,393	Fannie Mae REMICS (c)	5.5000	11/25/2025	521,249
25,633	Fannie Mae REMICS (c)	5.5000	1/25/2033	25,585
83,055	Fannie Mae REMICS (c)	5.5000	4/25/2035	91,816
34,272	Fannie Mae REMICS (c)	5.5000	11/25/2035	34,412
275,907	Fannie Mae REMICS (b,c)	5.9202	5/25/2037	301,718
337,147	Fannie Mae REMICS (c)	6.0000	11/25/2032	381,711
2,237,217	Fannie Mae-Aces (b,c)	1.9250	11/25/2022	2,252,410
2,000,000	Fannie Mae-Aces (b,c)	2.4864	12/25/2026	1,949,218
3,725,000	Fannie Mae-Aces (b,c)	3.0920	4/25/2027	3,792,170
				95,690,471

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
June 30, 2017 (Unaudited) (Continued)

Principal
Amount ($)		Coupon Rate (%)	Maturity	Market Value
	U.S. GOVERNMENT AGENCIES - 90.1%
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 36.2%
$126,123	Ginnie Mae II Pool (b)	1.7660	9/20/2064	$127,620
3,356,058	Ginnie Mae II Pool (b)	1.8050	7/20/2062	3,391,539
119,221	Ginnie Mae II Pool (b)	1.9010	10/20/2061	120,999
1,208,764	Ginnie Mae II Pool (b)	1.9120	6/20/2062	1,226,465
109,996	Ginnie Mae II Pool (b)	1.9230	10/20/2064	111,742
96,635	Ginnie Mae II Pool (b)	2.1960	9/20/2064	98,466
112,551	Ginnie Mae II Pool (b)	2.1960	3/20/2065	114,770
810,806	Ginnie Mae II Pool (b)	2.2000	12/20/2061	826,355
140,798	Ginnie Mae II Pool (b)	2.2000	8/20/2064	143,462
531,945	Ginnie Mae II Pool (b)	2.4600	6/20/2058	544,823
121,284	Ginnie Mae II Pool (b)	2.4870	11/20/2063	124,327
1,728,221	Ginnie Mae II Pool (b)	2.8850	2/20/2063	1,810,928
261,289	Ginnie Mae II Pool (b)	3.0030	2/20/2063	274,376
2,842,501	Ginnie Mae II Pool (b)	3.0420	2/20/2063	2,989,744
2,961,710	Ginnie Mae II Pool (b)	3.1030	1/20/2063	3,107,379
814,298	Ginnie Mae II Pool (b)	3.1190	10/20/2062	857,190
1,576,360	Ginnie Mae II Pool (b)	3.1400	1/20/2063	1,662,247
7,809,525	Ginnie Mae II Pool (b)	3.1590	3/20/2063	8,223,665
1,316,142	Ginnie Mae II Pool (b)	3.1650	2/20/2063	1,382,341
3,023,638	Ginnie Mae II Pool (b)	3.2730	9/20/2062	3,203,183
1,304,751	Ginnie Mae II Pool (b)	3.3620	2/20/2063	1,377,918
1,172,795	Ginnie Mae II Pool (b)	4.3060	2/20/2063	1,233,329
1,546,611	Ginnie Mae II Pool (b)	4.4760	2/20/2062	1,602,100
2,171,115	Ginnie Mae II Pool (b)	4.4910	12/20/2062	2,275,689
3,458,639	Ginnie Mae II Pool (b)	4.4970	7/20/2062	3,607,484
4,190,514	Ginnie Mae II Pool (b)	4.5190	4/20/2063	4,402,366
4,061,946	Ginnie Mae II Pool (b)	4.5200	12/20/2061	4,194,876
2,960,552	Ginnie Mae II Pool (b)	4.5420	12/20/2062	3,094,671
1,530,515	Ginnie Mae II Pool (b)	4.5420	8/20/2062	1,587,938
2,594,258	Ginnie Mae II Pool (b)	4.5470	11/20/2062	2,707,265
505,503	Ginnie Mae II Pool (b)	4.5540	3/20/2062	523,951
3,404,398	Ginnie Mae II Pool (b)	4.5820	7/20/2062	3,543,816
1,059,868	Ginnie Mae II Pool (b)	4.5850	6/20/2062	1,101,178
2,791,273	Ginnie Mae II Pool (b)	4.5870	11/20/2062	2,913,391
2,549,573	Ginnie Mae II Pool (b)	4.5940	10/20/2062	2,655,823
364,937	Ginnie Mae II Pool (b)	4.6360	3/20/2062	377,649
900,029	Ginnie Mae II Pool (b)	4.6500	1/20/2061	921,476
1,748,620	Ginnie Mae II Pool (b)	4.7000	8/20/2061	1,791,047
792,677	Ginnie Mae II Pool (b)	4.7390	8/20/2062	820,251
229,491	Ginnie Mae II Pool (b)	4.7430	1/20/2061	233,267
1,496,415	Ginnie Mae II Pool (b)	4.7980	5/20/2062	1,539,809

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
June 30, 2017 (Unaudited) (Continued)

Principal
Amount ($)		Coupon Rate (%)	Maturity	Market Value
	U.S. GOVERNMENT AGENCIES - 90.1%
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 36.2% (continued)
$1,041,154	Ginnie Mae II Pool (b)	4.8100	2/20/2061	$1,068,310
361,537	Ginnie Mae II Pool (b)	4.8160	6/20/2061	384,433
519,548	Ginnie Mae II Pool (b)	4.8360	6/20/2062	536,145
450,958	Ginnie Mae II Pool (b)	4.8460	2/20/2062	464,856
1,427,373	Government National Mortgage Association (b,c)	1.2428	4/20/2065	1,426,319
4,569,055	Government National Mortgage Association (b,c)	1.2728	5/20/2063	4,567,889
2,691,819	Government National Mortgage Association (b,c)	1.2928	4/20/2061	2,691,530
1,622,377	Government National Mortgage Association (b,c)	1.2928	7/20/2065	1,622,303
3,019,960	Government National Mortgage Association (b,c)	1.3928	9/20/2063	3,008,049
85,420	Government National Mortgage Association (b,c)	1.4217	12/16/2028	84,719
2,207,178	Government National Mortgage Association (b,c)	1.4928	10/20/2062	2,210,598
2,033,990	Government National Mortgage Association (b,c)	1.4928	12/20/2062	2,037,504
1,268,683	Government National Mortgage Association (b,c)	1.4928	7/20/2064	1,267,097
862,105	Government National Mortgage Association (b,c)	1.4928	7/20/2064	860,942
3,148,168	Government National Mortgage Association (b,c)	1.5928	4/20/2066	3,156,255
3,946,609	Government National Mortgage Association (b,c)	1.6928	5/20/2061	3,957,488
2,296,657	Government National Mortgage Association (b,c)	1.7100	4/20/2063	2,316,155
1,638,287	Government National Mortgage Association (c)	1.7500	3/20/2065	1,630,874
3,696,004	Government National Mortgage Association (b,c)	4.6010	6/20/2064	4,079,722
82,864	Government National Mortgage Association (b,c)	4.7724	3/16/2046	87,124
106,864	Government National Mortgage Association (b,c)	5.2514	11/16/2045	113,659
658,691	Government National Mortgage Association (b,c)	7.2717	7/20/2032	740,643
				111,159,529
	U.S. DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT - 0.3%
960,000	United States Department of Housing and Urban Development	1.8800	8/1/2019	967,637
	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $279,748,914)			276,699,806

	U.S. TREASURY NOTES - 3.7%
5,340,000	United States Treasury Note/Bond	2.0000	11/15/2026	5,207,752
6,225,000	United States Treasury Note/Bond	2.0000	6/30/2024	6,170,774
	TOTAL U.S. TREASURY NOTES (Cost - $11,362,065)			11,378,526

	SHORT TERM INVESTMENTS - 3.6%
	U.S GOVERNMENT & AGENCY DISCOUNT NOTES - 3.6%
2,200,000	Federal Home Loan Banks	0.3969	7/7/2017	2,199,830
6,155,000	Federal Home Loan Banks	0.8135	7/31/2017	6,150,691
2,665,000	US Treasury Bill	0.3275	7/6/2017	2,664,855
	TOTAL SHORT TERM INVESTMENTS (Cost - $11,015,376)			11,015,376

	TOTAL INVESTMENTS - 97.4% (Cost - $302,126,355) (d)			$299,093,708
	OTHER ASSETS LESS LIABILITIES - NET - 2.6%			8,018,641
	TOTAL NET ASSETS - 100.0%			$307,112,349

TBA	To be announced security.

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(b)	Variable rate security - interest rate subject to periodic change.

(c)	Collateralized mortgage obligation (CMO).

(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $302,149,204 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	1,708,346
Unrealized Depreciation:	(4,763,842)
Net Unrealized Depreciation:	(3,055,496)

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2017 (Unaudited)

ASSETS
Investment securities:
At cost	$302,126,355
At value	$299,093,708
Cash	6,881,765
Receivable for securities sold	11,898,627
Interest receivable	779,839
Prepaid expenses and other assets	25,732
TOTAL ASSETS	318,679,671

LIABILITIES
Payable for investments purchased	11,015,376
Distributions payable	402,174
Investment advisory fees payable	103,895
Distribution (12b-1) fees payable	25,290
Payable to related parties	1,920
Accrued expenses and other liabilities	18,667
TOTAL LIABILITIES	11,567,322
NET ASSETS	$307,112,349

Net Assets Consist Of:
Paid in capital	320,766,418
Accumulated distributions in excess of net investment income	(1,864,026)
Accumulated net realized loss from investments	(8,757,396)
Net unrealized depreciation on investments	(3,032,647)
NET ASSETS	$307,112,349

Net Asset Value Per Share:
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	31,442,018
Net asset value (Net Assets divided by Shares Outstanding), offering price and redemption price per share (a)	$9.77

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 0.25%.

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2017

INVESTMENT INCOME
Interest	$2,698,123
TOTAL INVESTMENT INCOME	2,698,123

EXPENSES
Investment advisory fees	716,380
Distribution (12b-1) fees	159,196
Administrative services fees	112,873
Accounting services fees	30,895
Custodian fees	18,348
Compliance officer fees	11,405
Transfer agent fees	10,290
Audit fees	9,173
Legal fees	7,439
Insurance expense	4,463
Printing and postage expenses	4,959
Trustees’ fees and expenses	5,951
Registration fees	348
Other expenses	496
TOTAL EXPENSES	1,092,216
Less: Fees waived by the Advisor	(57,793)
NET EXPENSES	1,034,423

NET INVESTMENT INCOME	1,663,700

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Net realized loss from investment transactions	861,038
Net change in unrealized appreciation on investments	252,263
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	1,113,301

NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,777,001

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016
FROM OPERATIONS
Net investment income	$1,663,700	$3,545,785
Net realized gain from investment transactions	861,038	1,151,161
Net change in unrealized (depreciation) on investments	252,263	(800,174)
Net increase in net assets resulting from operations	2,777,001	3,896,772

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(3,181,563)	(6,225,080)
Net decrease in net assets from distributions to shareholders	(3,181,563)	(6,225,080)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	277,408	21,730,072
Net asset value of shares issued in reinvestment of distributions to shareholders	1,061,656	2,108,685
Payments for shares redeemed	(20,710,800)	(55,627,645)
Net increase (decrease) in net assets from shares of beneficial interest	(19,371,736)	(31,788,888)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,776,298)	(34,117,196)

NET ASSETS
Beginning of period	326,888,647	361,005,843
End of period *	$307,112,349	$326,888,647
* Accumulated distributions in excess of net investment income	$(1,864,026)	$(346,163)

SHARE ACTIVITY
Shares Sold	28,420	2,198,000
Shares Reinvested	108,595	213,281
Shares Redeemed	(2,116,947)	(5,625,735)
Net increase (decrease) in shares of beneficial interest outstanding	(1,979,932)	(3,214,454)

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2017		December 31,		December 31,		December 31,		December 31,		December 31,
	(Unaudited)		2016		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$9.78		$9.85		$9.98		$9.89		$10.15		$10.12
Income (loss) from investment operations:
Net investment income (1)	0.05		0.10		0.11		0.12		0.08		0.09
Net realized and unrealized gain (loss) on investments	0.03		0.01		(0.07)		0.16		(0.17)		0.11
Total from investment operations	0.08		0.11		0.04		0.28		(0.09)		0.20
Less distributions from:
Net investment income	(0.09)		(0.18)		(0.17)		(0.19)		(0.17)		(0.17)
Return of capital	—		—		—		(0.00	) (2)	(0.00	) (2)	(0.00	) (2)
Total from distributions	(0.09)		(0.18)		(0.17)		(0.19)		(0.17)		(0.17)
Net Asset Value, End of Period	$9.77		$9.78		$9.85		$9.98		$9.89		$10.15
Total return (3)	0.86%		1.06%		0.38%		2.80%		(0.90)%		1.98%
Net assets, end of period (000s)	$307,112		$326,889		$361,006		$358,794		$370,832		$319,225
Ratio of gross expenses to average net assets	0.69%		0.67%		0.67%		0.70%		0.67%		0.68%
Ratio of net expenses to average net assets	0.65%		0.65%		0.65%		0.65%		0.65%		0.65%
Ratio of net investment income to average net assets	1.05%		1.02%		1.06%		1.23%		0.78%		0.85%
Portfolio Turnover Rate	68	% (4)	108	% (4)	27	% (4)	25	% (4)	32%		62%

(1)	Per share amounts calculated using the average share method, which appropriately presents the per share data for the period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends, and capital gain distributions, if any, and exclude the effect of applicable sales loads. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(4)	The portfolio turnover rate excludes dollar roll transactions for the six months ended June 30, 2017, the year ended December 31, 2016, the year ended December 31, 2015 and the year ended December 31, 2014. If these were included in the calculation the turnover percentage would be 93%, 134%, 60%, and 54%, respectively.

See accompanying notes to financial statements.

12

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (Unaudited)

1.	ORGANIZATION

The TransWestern Institutional Short Duration Government Bond Fund (the “Fund”) is a separate diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek to provide income consistent with liquidity, and limited credit and interest rate risk. The Fund commenced operations on January 3, 2011, and is offered at net asset value without a sales charge.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017 (Unaudited)

value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other assets held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017, for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$—	$276,710,576	$—	$276,710,576
U.S. Treasury Notes	—	11,378,526	—	11,378,526
Short-Term Investments	—	11,015,376	—	11,015,376
Total	$—	$299,104,478	$—	$299,104,478

There were no transfers between levels during the current period presented. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Portfolio of Investments for industry classification.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017 (Unaudited)

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2014 to December 31, 2016, or expected to be taken in the Fund’s December 31, 2017 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

When-Issued and Delayed-Delivery Transactions – The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by the Fund of mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Fund accounts for mortgage dollar rolls as purchases and sales transactions.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Cash – The Fund considers its investment in an FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017 (Unaudited)

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2017, cost of purchases and proceeds from sales of U.S. government securities, other than short-term investments, amounted to $298,961,678 and $335,661,251, respectively of which $86,677,042 in purchases and $101,262,609 in sales were from mortgage dollar roll transactions.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

TransWestern Capital Advisors, LLC serves as the Fund’s investment advisor (the “Advisor”) and Loomis, Sayles & Company, L.P. serves as the Fund’s sub-advisor (the “Sub-Advisor”). Pursuant to an advisory agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets. Subject to the authority of the Board and oversight by the Advisor, the Sub-Advisor is responsible for day-to-day execution of the Fund’s strategy and management of the Fund’s investment portfolio according to the Fund’s investment objective, policies and restrictions. The Sub-Advisor is paid by the Advisor, not the Fund. During the six months ended June 30, 2017, the Fund incurred $716,380 in advisory fees.

Pursuant to an expense limitation agreement between the Advisor and the Trust, on behalf of the Fund, (the “Expense Limitation Agreement”), the Advisor has contractually agreed, at least until April 30, 2017, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses) borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 0.65% per annum of the Fund’s average daily net assets. During the six months ended June 30, 2017, the Advisor waived fees of $57,793.

If the Advisor waives any fee or reimburses any expense pursuant to the Expense Limitation Agreement, and the Fund’s operating expenses are subsequently less than 0.65% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 0.65% of average daily net assets. If the Fund’s operating expenses subsequently exceed 0.65% per annum of the Fund’s average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). As of June 30, 2017, fee waivers subject to recapture by the Advisor were as follows:

Year of Expiration
December 31, 2017	$169,417
December 31, 2018	$62,339
December 31, 2019	$56,832

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “12b-1 Plan” or “Plan”). Pursuant to the Plan, the Fund pays the Advisor an annual fee for distribution and shareholder servicing expenses of up to 0.10% of the Fund’s average daily net assets. During the six months ended June 30, 2017, pursuant to the Plan, the Advisor received $159,196 of fees.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017 (Unaudited)

Pursuant to a separate servicing agreement with Gemini Fund Services LLC (“GFS”), the Fund pays GFS fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Fund.

5.	REDEMPTION FEE

The Fund may assess a short-term redemption fee of 0.25% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended June 30, 2017, the Fund did not assess any redemption fees.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid during the years ended December 31, 2016 and December 31, 2015 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2016	December 31, 2015
Ordinary Income	$5,748,539	$6,086,796
Long-Term Capital Gain	—	—
Return of Capital	222,345	—
	$5,970,884	$6,086,796

As of December 31, 2016, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(852,919)	$(8,742,666)	$(346,163)	$(3,307,759)	$(13,249,507)

The difference between book basis and tax basis accumulated distributions in excess of net investment income, accumulated net realized loss and net unrealized depreciation is primarily attributable to the deferral of losses on wash sales and adjustments for accrued dividends payable. Other book/tax differences are primarily attributable to the tax adjustment for the accrued dividends payable at year end.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $852,919.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017 (Unaudited)

At December 31, 2016, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Expiring	Non-Expiring	Non-Expiring
FYE	Short-Term	Long-Term	Total
$—	$2,801,986	$5,940,680	$8,742,666

Permanent book and tax differences, primarily attributable to tax adjustments for paydowns and the reclass of distributions, resulted in reclassification as of December 31, 2016 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(222,345)	$2,425,099	$(2,202,754)

These reclassifications have no effect on net assets or net asset value per share and are designed generally to present undistributed income on a tax basis, which is considered to be more informative to shareholders.

7.	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

TransWestern Institutional Short Duration Government Bond Fund
EXPENSE EXAMPLES
June 30, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period *
Actual	Ratio	1/1/17	6/30/17	1/1/2017 – 6/30/17
TransWestern	0.65%	$1,000.00	$1,008.60	$3.24

	Annualized	Beginning	Ending	Expenses Paid
Hypothetical	Expense	Account Value	Account Value	During Period *
(5% return before expenses)	Ratio	1/1/17	6/30/17	1/1/2017 – 6/30/17
TransWestern	0.65%	$1,000.00	$1,021.57	$3.26

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-881-2380 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-881-2380.

INVESTMENT ADVISOR
TransWestern Capital Advisors, LLC
155 S. Madison St., Suite 210
Denver, CO 80209

SUB-ADVISOR
Loomis, Sayles & Company, L.P.
One Financial Center
Boston, MA 02111

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. Vote of security holders is included under item 1.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 9/7/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 9/7/2017

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 9/7/2017